Share-Based Payments - Schedule of Total Expense Recognized In Profit or Loss (Details) - BRL (R$) R$ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Schedule of Total Expense Recognized In Profit or Loss [Abstract]
Expense related to share based payment transaction with an equity component	R$ (337)	R$ (4,903)
Expense related to cash-settled awards	(22,171)	(44,365)
Payroll taxes and social charges related to share-based payment arrangements	6,480	28,090
Total share-based payment expense recognized in profit or loss	R$ (16,028)	R$ (21,178)